Submission	Aug. 05, 2024
Submission [Line Items]
Central Index Key	0001298946
Registrant Name	DiamondRock Hospitality Co
Registration File Number	333-281236
Form Type	S-3
Submission Type	424B5
Fee Exhibit Type	EX-FILING FEES